Other income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other income
Grant income			€ 501	€ 8,869
Other income			51	68
Total other income	€ 411	€ 8,674	€ 552	€ 8,937